UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: 1111 Broadway, Suite 1400
           Oakland, CA 94607
           -----------------------------------------------------

Form 13F File Number: 28-00224
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Marie Berggren
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                    Oakland, CA                      1/28/2008
------------------                    -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           33
                                         -----------
Form 13F Information Table Value Total:  $32,953,959
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
MELLANOX TECNOLOGIES LTD       SHS              M51363113  1187252   65162          SHARED              0      X    0
AT+T INC                       COM              00206R102  1078482   25950          SHARED              0      X    0
AIR PRODS + CHEMS INC          COM              009158106  1006026   10200          SHARED              0      X    0
AMERICAN INTL GROUP INC        COM              026874107  1093125   18750          SHARED              0      X    0
ANADARKO PETE CORP             COM              032511107   302305    4602          SHARED              0      X    0
CENTENNIAL COMMUNICATIONS CORP CL A NEW         15133V208  5608234  603685          SHARED              0      X    0
CLEAN ENERGY FUELS CORP        COM              184499101  3403457  224799          SHARED              0      X    0
COCA COLA CO                   COM              191216100   552330    9000          SHARED              0      X    0
CORGI INTL LTD                 SPONSORED ADR    21872Q202   104655   47142          SHARED              0      X    0
                               NEW
EQUITY RESIDENTIAL             SH BEN INT       29476L107   656460   18000          SHARED              0      X    0
EXXON MOBIL CORP               COM              30231G102  3147984   33600          SHARED              0      X    0
FOUNDATION COAL HLDGS INC      COM              35039W100  1339380   25512          SHARED              0      X    0
GANNETT INC                    COM              364730101   358800    9200          SHARED              0      X    0
GENERAL ELEC CO                COM              369604103  1467972   39600          SHARED              0      X    0
GLU MOBILE INC                                  379890106  102,124   19564          SHARED              0      X    0
HEWLETT PACKARD CO             COM              428236103   212016    4200          SHARED              0      X    0
HONEYWELL INTL INC             COM              438516106   258594    4200          SHARED              0      X    0
INFINERA CORP                  COM              45667G103   282895   19063          SHARED              0      X    0
JUNIPER NETWORKS INC           COM              48203R104   884382   26638          SHARED              0      X    0
LAUDER ESTEE COS INC           CL A             518439104   728287   16700          SHARED              0      X    0
MCGRAW HILL COS INC            COM              580645109   262860    6000          SHARED              0      X    0
MERCK + CO INC                 COM              589331107  3714101   63915          SHARED              0      X    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   868560    5600          SHARED              0      X    0
                               STANDARD +
                               POORS
QUICKLOGIC CORP                CDT COM          74837P108   194004   58789          SHARED              0      X    0
RENOVIS INC                    COM              759885106    38063   12562          SHARED              0      X    0
SIRTRIS PHARMACEUICALS INC     COM              82968A105   371136   27110          SHARED              0      X    0
SYMYX TECHNOLOGIES INC         COM              87155S108   103043   13417          SHARED              0      X    0
TEXAS INSTRS INC               COM              882508104   217100    6500          SHARED              0      X    0
THERMAGE INC                   COM              88343R101   385162   66637          SHARED              0      X    0
TRANSDIGM GROUP INC            COM              893641100   993740   22000          SHARED              0      X    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   774842   17735          SHARED              0      X    0
WELLS FARGO + CO NEW           COM              949746101   519268   17200          SHARED              0      X    0
WYETH                          COM              983024100  1237320   28000          SHARED              0      X    0